INVENTORY (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Cost of sales	$ 32,016	$ 27,850	$ 22,106